Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Loss balance sheet offsetting lending instruments		$ 32.3
Loss protection related to derivatives transactions, net of related collateral excluded	$ 4.0